INCOME TAXES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)	Sep. 30, 2013 CNY (¥)
Current	$ 204	¥ 1,295	¥ 677	¥ 2,707
Deferred	0	0	0	1,755
Reversal of contingent tax liability		0	(39,060)	0
Income tax expense	$ 204	¥ 1,295	¥ (38,383)	¥ 4,462